[JANUS HENDERSON LOGO]
Janus Henderson Emerging Markets Fund
Ticker:	HEMAX	Class A Shares	HEMSX	Class S Shares	HEMRX	Class N Shares
	HEMCX	Class C Shares	HEMIX	Class I Shares	HEMTX	Class T Shares
Summary Prospectus dated January 28, 2019
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

INVESTMENT OBJECTIVE
Janus Henderson Emerging Markets Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 145 of the Fund’s Prospectus and in the “Purchases” section on page 85 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None

1	Janus Henderson Emerging Markets Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.26%	0.28%	0.60%	0.26%	0.20%	0.45%
Acquired Fund(1) Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.52%	2.29%	1.86%	1.27%	1.21%	1.46%
Fee Waiver(2)	0.19%	0.19%	0.32%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.33%	2.10%	1.54%	1.10%	1.04%	1.29%

(1)	“Acquired Fund” refers to any underlying fund in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
(2)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 1.03% until at least February 1, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 721	$ 1,028	$ 1,356	$ 2,283
Class C Shares	$ 332	$ 715	$ 1,225	$ 2,626
Class S Shares	$ 189	$ 585	$ 1,006	$ 2,180
Class I Shares	$ 129	$ 403	$ 697	$ 1,534
Class N Shares	$ 123	$ 384	$ 665	$ 1,466
Class T Shares	$ 149	$ 462	$ 797	$ 1,746

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 721	$ 1,028	$ 1,356	$ 2,283
Class C Shares	$ 232	$ 715	$ 1,225	$ 2,626
Class S Shares	$ 189	$ 585	$ 1,006	$ 2,180
Class I Shares	$ 129	$ 403	$ 697	$ 1,534
Class N Shares	$ 123	$ 384	$ 665	$ 1,466
Class T Shares	$ 149	$ 462	$ 797	$ 1,746

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in emerging market countries. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Emerging market countries are all countries represented by the MSCI Emerging Markets Indexsm and/or those countries considered to be
2	Janus Investment Fund

developing by the World Bank, the International Finance Corporation or the United Nations. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.
Emerging market companies are broadly defined to include any company that meets one or more of the following tests: (i) its country of organization, its primary business office and/or the principal trading market of its stock are located in an emerging market country, (ii) 50% or more of its assets are located in emerging market countries, or (iii) 50% or more of its revenues are derived from emerging market countries.
In addition to the Fund’s main investments, the Fund may invest no more than 20% of its net assets in the securities of issuers in developed market countries.
Fund investment performance will be derived primarily from stock selection. Security selection will be based upon an analysis of certain valuation criteria, the quality of a company’s management and the unique competitive advantages of a company.
The Fund generally sells a stock when, in the portfolio managers’ opinion, there is a deterioration in the company’s fundamentals, the company fails to meet performance expectations, the stock achieves its target price, its earnings are disappointing or its revenue growth has slowed. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect the company’s outlook, in the portfolio managers’ opinion, a superior investment opportunity arises or to meet cash requirements. The portfolio managers anticipate that the Fund will continue to hold securities of companies that grow or expand so long as the portfolio managers believe the securities continue to offer prospects of long-term growth. Some of the Fund’s investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments. The Fund may engage in active and frequent trading to achieve its investment objective.
The Fund may, under unusual circumstances, invest in a single country or a limited number of countries. In addition, the Fund may invest in securities issued by smaller companies and in less seasoned issuers.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in non-U.S. securities, particularly investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market
3	Janus Henderson Emerging Markets Fund

risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities. Some of the risks of investing directly in non-U.S. and emerging market securities may be reduced when the Fund invests indirectly in non-U.S. securities through various other investment vehicles.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Sector Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Growth Securities Risk.  The Fund may invest in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Returns shown for periods prior to June 5, 2017, are those of Henderson Emerging Markets Fund (the “Predecessor Fund”). The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N
4	Janus Investment Fund

Shares, respectively, of the Fund on June 2, 2017. Class A Shares, Class C Shares, and Class I Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on December 31, 2010. Class R6 Shares of the Predecessor Fund commenced operations on November 30, 2015. Class S Shares and Class T Shares of the Fund commenced operations on June 5, 2017.
•	The performance shown for Class A Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund and is calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class C Shares for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund and is calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class I Shares for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund and is calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class N Shares for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund and is calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance shown for Class N Shares reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class S Shares for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class T Shares for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
Returns of the Fund will be different from the Predecessor Fund as they have different expenses.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: 1st Quarter 2012 23.68%	Worst Quarter: 3rd Quarter 2011 – 24.87%

5	Janus Henderson Emerging Markets Fund

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	Since Inception (12/31/10)
Class I Shares
Return Before Taxes	– 16.54%	0.73%	– 0.31%
Return After Taxes on Distributions	– 17.01%	0.48%	– 0.54%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 9.06%	0.71%	– 0.14%
MSCI Emerging Markets Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 14.57%	1.65%	0.24%
Class A Shares
Return Before Taxes(2)	– 21.54%	– 0.71%	– 1.30%
MSCI Emerging Markets Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 14.57%	1.65%	0.24%
Class C Shares
Return Before Taxes(3)	– 18.25%	– 0.30%	– 1.32%
MSCI Emerging Markets Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 14.57%	1.65%	0.24%
Class S Shares
Return Before Taxes	– 16.89%	0.18%	– 0.88%
MSCI Emerging Markets Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 14.57%	1.65%	0.24%
Class N Shares
Return Before Taxes	– 16.51%	0.63%	– 0.48%
MSCI Emerging Markets Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 14.57%	1.65%	0.24%
Class T Shares
Return Before Taxes	– 16.77%	0.39%	– 0.66%
MSCI Emerging Markets Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 14.57%	1.65%	0.24%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the MSCI Emerging Markets Indexsm. The index is described below.
•	The MSCI Emerging Markets Indexsm is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using distributions for the Predecessor Fund’s Class I Shares for the period prior to June 5, 2017. If Class I Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
6	Janus Investment Fund

MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Glen Finegan is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since March 2015. Michael Cahoon is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since February 2016.
PURCHASE AND SALE OF FUND SHARES
Minimum Investment Requirements*
Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$ 2,500***
Certain tax-advantaged accounts or UGMA/UTMA accounts	$ 500
Class I Shares
Through an intermediary institution
• non-retirement accounts	$ 2,500
• certain tax-advantaged accounts or UGMA/UTMA accounts	$ 500
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500****
Institutional investors (investing directly with the Fund)	$ 1,000,000

*	Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, accounts held through certain wrap programs, and certain retail brokerage accounts.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.
***	Shareholders who invest through financial intermediaries with supermarket and/or self-directed brokerage platforms that maintain omnibus accounts and charge asset-based service fees may not be subject to this minimum. Please contact your financial intermediary for more information.
****	Investors in certain tax-advantaged accounts or accounts held through certain wrap programs may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors who established Class I Shares accounts before August 4, 2017. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares. Ask your salesperson or visit your financial intermediary’s website for more information.
7	Janus Henderson Emerging Markets Fund

[JANUS HENDERSON LOGO]
Janus Henderson Emerging Markets Fund
Ticker:	HEMDX	Class D Shares*
* Class D Shares are closed to certain new investors.
Summary Prospectus dated January 28, 2019
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

INVESTMENT OBJECTIVE
Janus Henderson Emerging Markets Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	1.00%
Other Expenses	0.38%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	1.39%
Fee Waiver(2)	0.22%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.17%

(1)	“Acquired Fund” refers to any underlying fund in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
(2)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.03% until at least February 1, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating
1	Janus Henderson Emerging Markets Fund

expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 142	$ 440	$ 761	$ 1,669

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in emerging market countries. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Emerging market countries are all countries represented by the MSCI Emerging Markets Indexsm and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.
Emerging market companies are broadly defined to include any company that meets one or more of the following tests: (i) its country of organization, its primary business office and/or the principal trading market of its stock are located in an emerging market country, (ii) 50% or more of its assets are located in emerging market countries, or (iii) 50% or more of its revenues are derived from emerging market countries.
In addition to the Fund’s main investments, the Fund may invest no more than 20% of its net assets in the securities of issuers in developed market countries.
Fund investment performance will be derived primarily from stock selection. Security selection will be based upon an analysis of certain valuation criteria, the quality of a company’s management and the unique competitive advantages of a company.
The Fund generally sells a stock when, in the portfolio managers’ opinion, there is a deterioration in the company’s fundamentals, the company fails to meet performance expectations, the stock achieves its target price, its earnings are disappointing or its revenue growth has slowed. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect the company’s outlook, in the portfolio managers’ opinion, a superior investment opportunity arises or to meet cash requirements. The portfolio managers anticipate that the Fund will continue to hold securities of companies that grow or expand so long as the portfolio managers believe the securities continue to offer prospects of long-term growth. Some of the Fund’s investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments. The Fund may engage in active and frequent trading to achieve its investment objective.
The Fund may, under unusual circumstances, invest in a single country or a limited number of countries. In addition, the Fund may invest in securities issued by smaller companies and in less seasoned issuers.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in non-U.S. securities, particularly investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions
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where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities. Some of the risks of investing directly in non-U.S. and emerging market securities may be reduced when the Fund invests indirectly in non-U.S. securities through various other investment vehicles.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Sector Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Growth Securities Risk.  The Fund may invest in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country
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or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on June 5, 2017. The performance shown for Class D Shares for periods prior to June 5, 2017, reflects the performance of Class I Shares of Henderson Emerging Markets Fund (the “Predecessor Fund”), calculated using the estimated fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund on June 2, 2017. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the merger automatically exchanged for Class D Shares of the Fund following the merger.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 1st Quarter 2012 23.59%	Worst Quarter: 3rd Quarter 2011 – 24.96%

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Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	Since Inception (12/31/10)
Class D Shares
Return Before Taxes	– 16.71%	0.46%	– 0.58%
Return After Taxes on Distributions	– 17.16%	0.22%	– 0.80%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 9.18%	0.51%	– 0.34%
MSCI Emerging Markets Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 14.57%	1.65%	0.24%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the MSCI Emerging Markets Indexsm. The index is described below.
•	The MSCI Emerging Markets Indexsm is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using distributions for the Predecessor Fund’s Class I Shares for the period prior to June 5, 2017. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Glen Finegan is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since March 2015. Michael Cahoon is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since February 2016.
PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$ 100
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 100
To add to any existing type of Fund account without an automatic investment program	$ 50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
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Payments to Broker-Dealers and Other Financial Intermediaries
With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
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